Advances for Vessel Under Construction and Acquisitions - Additional Information (Detail) - USD ($)	Dec. 31, 2021	Feb. 05, 2021	Dec. 31, 2020	Dec. 31, 2019
Investments in and Advances to Affiliates [Line Items]
Advances for vessel under construction and acquisitions	$ 0		$ 6,539,115	$ 2,988,903
Eco Blizzard [Member]
Investments in and Advances to Affiliates [Line Items]
Advances for vessel under construction and acquisitions		$ 23,152,125